S-K 1604(a)(3) De-SPAC Forepart, Compensation - Alchemy Deeptech Capital Llc, Sponsor [Member]	Nov. 09, 2026 USD ($) shares
Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	2,875,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 50,000
Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	538,000
Pubco Class A Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	3,413,000